TRADE PAYABLES AND OTHER (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 530	$ 555
Other payables & accrued liabilities	646	598
Preferred share liability (Note 17)	26	0
Related party payables (Note 27)	0	1
Total trade payables and other	$ 1,202	$ 1,154